SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 15                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 15                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         William M. Lyons, 4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: Immediately upon effectiveness

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on April 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                AMERICAN CENTURY

                                   Prospectus

                               Global Growth Fund
                            International Growth Fund
                          International Discovery Fund
                              Emerging Markets Fund


                        [american century logo(reg.sm)]
                                    American
                                    Century

APRIL 1, 1999

INVESTOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.


/Front cover/


                        [american century logo(reg.sm)]
                                    American
                                    Century


                               American Century
                                 Investments

                               P.O. Box 419200
                               Kansas City, MO
                                 64141-6200

Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

   Here's what you'll find:

    * The funds' primary investments and risks

    * A description of who may or may not want to invest in the funds

    * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

    * An overview of services available and ways to manage your accounts

    * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.


                               Sincerely,

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS


An Overview of the Funds ..................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    4
Information about the Funds ...............................................    5
     Global Growth Fund
     International Growth Fund
     International Discovery Fund
     Emerging Markets Fund
Management ................................................................    8
Investing with American Century ...........................................   11
Share Price and Distributions .............................................   15
Taxes .....................................................................   16
Multiple Class Information ................................................   17
Financial Highlights ......................................................   18


/left margin callouts/

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.


> This symbol highlights special information and helpful tips.


                                                   American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5. The chart below shows the primary differences among the funds.

Fund                      Primary Investments         Principal Risks
------------------------------------------------------------------------------
Global Growth             U.S. and foreign equity     Significant portion
                          securities of issuers in    of its assets invested
                          developed countries         invested in foreign
                                                      securities
------------------------------------------------------------------------------
International Growth      Foreign equity securities   Invests primarily in
                          of issuers in developed     foreign securities
                          countries                   securities
--------------------------------------------------------------------------------
International Discovery  Equity securities of        Invests primarily in
                         smaller foreign companies   securities of smaller
                                                     foreign issuers
--------------------------------------------------------------------------------
Emerging Markets         Equity securities of        Invests primarily in
                         emerging market companies   emerging markets

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. Because the funds' foreign investments are generally held in foreign currencies, the funds are also subject to currency risk, meaning that the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with foreign investing

*  uncomfortable with short-term volatility in the value of your investment

/left margin callout/

> An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

/end left margin callout/


2  American Century Investments                             1-800-345-2021


FUND PERFORMANCE HISTORY


INTERNATIONAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND

[bar chart]
Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of each fund, if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Global Growth is not included because it does not yet have a full calendar year of performance.

                           1998      1997     1996     1995     1994     1993     1992
International Growth       19.01%    19.72%   14.43%   11.89%   -4.76%   42.65%   4.84%
International Discovery    17.86%    17.48%   31.18%   9.89%
Emerging Markets           -18.90%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
International Growth            18.32% (4Q 1993)            -17.94% (3Q 1998)
--------------------------------------------------------------------------------
International Discovery         20.49% (1Q 1998)            -19.91% (3Q 1998)
--------------------------------------------------------------------------------
Emerging Markets                15.31% (4Q 1998)            -24.62% (3Q 1998

Average Annual Returns

The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated during the life of each fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. Global Growth is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1998        1 year         5 years      Life of Fund*
-----------------------------------------------------------------------------------------------
International Growth                                 19.01%         11.68%          14.74%

MSCI EAFE Index                                      20.00%          9.19%           8.44%
------------------------------------------------------------------------------------------------
International Discovery                              17.86%           N/A           17.49%

MSCI EAFE Index                                      20.00%           N/A            8.91%
------------------------------------------------------------------------------------------------
Emerging Markets                                    -18.90%           N/A          -26.68%

MSCI Emerging Markets Free Index                    -25.34%           N/A          -32.15%

* The inception dates are: International Growth, May 9, 1991; International Discovery, April 1, 1994; and Emerging Markets, September 30, 1997.


/left margin callouts/

> The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

> For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

/end left margin callout/


www.americancentury.com                          American Century Investments  3


FEES AND EXPENSES


There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

International Discovery charges a redemption fee of 2.0% of the value of any shares sold within 180 days of their purchase. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange fund shares into the Investor Class shares of other American Century funds or to redeem your shares.

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the funds.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
International Discovery            Redemption Fee (as a percentage of amount
                                   redeemed)
--------------------------------------------------------------------------------
Shares held less than 180 days     2.0%
--------------------------------------------------------------------------------
Shares held 180 days or more       None

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                 Management    Distribution and       Other        Total Annual Fund
                                 Fee(1)        Service (12b-1) Fees   Expenses     Operating Expenses
------------------------------------------------------------------------------------------------------
Global Growth                    1.30%         None                   0.00%(2)     1.30%
------------------------------------------------------------------------------------------------------
International Growth             1.33%         None                   0.00%(3)     1.33%
------------------------------------------------------------------------------------------------------
International Discovery          1.64%         None                   0.00%(3)     1.64%
------------------------------------------------------------------------------------------------------
Emerging Markets                 2.00%         None                   0.00%(3)     2.00%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

(2) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                             1 year      3 years    5 years        10 years
-----------------------------------------------------------------------------
Global Growth                $132        $410           --            --
-----------------------------------------------------------------------------
International Growth         $135        $420         $725         $1,592
-----------------------------------------------------------------------------
International Discovery      $166        $514         $886         $1,929
-----------------------------------------------------------------------------
Emerging Markets             $202        $623       $1,069         $2,305


/left margin callout/

> Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

/end left margin callout/


4  American Century Investments                                  1-800-345-2021


INFORMATION ABOUT THE FUNDS


GLOBAL GROWTH FUND
INTERNATIONAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


/left margin callout/

> Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

/end left margin callout/


www.americancentury.com                         American Century Investments  5



WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will generally purchase equity securities of foreign companies (except Global Growth, which will generally purchase equity securities of both U.S. and foreign issuers). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?


* Global Growth invests in both U.S. and foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries worldwide (including the United States).

* International Growth invests primarily in foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries.

* International Discovery invests primarily in smaller foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of smaller foreign companies.

* Emerging Markets invests primarily in equity securities of emerging market companies. The fund will have at least 65% of its assets invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

The funds consider foreign companies to include companies (i) domiciled outside the United States, (ii) deriving at least half of their revenue from sales or production outside the United States, or (iii) with the principal trading market of their securities outside the United States. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries are considered to be those countries not listed as developed countries above.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual foreign and U.S. (for Global Growth) securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.



6  American Century Investments                                   1-800-345-2021



Investing in smaller foreign companies presents unique risks in addition to the risks of investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions and experience more price volatility.

Investing in emerging market companies is also riskier than investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' financial markets, resulting in significant volatility to the fund's investments. These countries also may lack the legal, business and social framework to support securities markets.


In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy. An investment in the funds is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.


www.americancentury.com                         American Century Investments  7


MANAGEMENT

WHO MANAGES THE FUNDS?


The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1998
--------------------------------------------------------------------------------
International Growth                                        1.33%
--------------------------------------------------------------------------------
International Discovery                                     1.64%
--------------------------------------------------------------------------------
Emerging Markets                                            2.00%


8  American Century Investments                                  1-800-345-2021


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objective and strategy.


The portfolio managers on the investment teams are identified below:

HENRIK STRABO


Mr. Strabo, Senior Vice President and Chief Investment Officer, International Equities, has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.


MARK S. KOPINSKI


Mr. Kopinski, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Growth and International Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.

BRADLEY AMOILS

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University Graduate School of Business.

BRIAN BRADY

Mr. Brady, Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

/left margin callout/

> CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

/end left margin callout/


www.americancentury.com                         American Century Investments  9


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES


Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more suspectible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



10  American Century Investments                                 1-800-345-2021


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations 1-800-345-2021

Business; Not-For-Profit and Employer-Sponsored  Retirement Plans 1-800-345-353

Automated Information Line 1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200 Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.


MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


www.americancentury.com                        American Century Investments  11


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.


--------------------------------------------------------------------------------
BY WIRE
> Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information:

* Our bank information

       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not applicable.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or an Automatic Redemption.

--------------------------------------------------------------------------------
IN PERSON

If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments and sell or exchange shares.


4500 Main St.                           4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road                    9445 East County Line Road, Suite A
Mountain View, California               Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 6 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday


12  American Century Investments                                 1-800-345-2021


MINIMUM INITIAL INVESTMENT AMOUNTS


To open an account,             Global Growth*         International Discovery
the minimum investments are:    International Growth   Emerging Markets
------------------------------------------------------------------------------

Individual or Joint             $2,500                 $10,000
------------------------------------------------------------------------------

Traditional IRA                 $1,000                 $10,000
------------------------------------------------------------------------------

Roth IRA                        $1,000                 $10,000
------------------------------------------------------------------------------

Education IRA                   $500                   N/A
------------------------------------------------------------------------------

UGMA/UTMA                       $1,000                 $10,000
------------------------------------------------------------------------------

403(b)                          No minimum             $10,000
------------------------------------------------------------------------------

Qualified Retirement Plans      $2,500**               $10,000

 * If you establish an automatic investment plan of at least $50 per month, the minimum may be waived.

** The minimum investment requirements may be different for some types of retirement plans.


REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum or, for Global Growth and International Growth, to establish an automatic monthly investment of at least $50. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.



www.americancentury.com                         American Century Investments  13


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include


*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


/left margin callout/


> Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


/end left margin callout/


14  American Century Investments                                 1-800-345-2021


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the funds' assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


/left margin callout/

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

/end left margin callout/


www.americancentury.com                        American Century Investments  15


TAXES


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                     or above
--------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains   10%                        20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


/left margin callout/

> BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

/end left margin callout/


16  American Century Investments                                  1-800-345-2021


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees.

American Century offers the other classes of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor and Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



www.americancentury.com                        American Century Investments  17


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


18  American Century Investments                                 1-800-345-2021


INTERNATIONAL GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30

PER-SHARE DATA
                                                  1998              1997               1996               1995            1994

Net Asset Value, Beginning of Year ..... $        9.22     $        8.73      $        7.51      $        7.47   $        7.34

Income From Investment Operations

  Net Investment Income (Loss) .........          0.03(1)           --                (0.01)(1)           0.01           (0.04)

  Net Realized and Unrealized Gain on
  Investment Transactions ..............          1.31              1.41               1.24               0.40            0.57

  Total From Investment Operations .....          1.34              1.41               1.23               0.41            0.53

Distributions

  From Net Investment Income ...........         (0.03)             --                (0.01)              --              --

  From Net Realized Gains on
  Investment Transactions ..............         (1.28)            (0.92)              --                (0.37)          (0.40)

  Total Distributions ..................         (1.31)            (0.92)             (0.01)             (0.37)          (0.40)

Net Asset Value, End of Year ........... $        9.25     $        9.22      $        8.73      $        7.51   $        7.47

Total Return(2) ........................         16.74%            18.12%             16.35%              5.93%           7.28%

RATIOS/SUPPLEMENTAL DATA
                                                  1998              1997               1996               1995            1994


Ratio of Operating Expenses to
 Average Net Assets ....................          1.33%             1.38%(3)           1.65%(3)           1.77%           1.84%

Ratio of Net Investment Income (Loss) to
Average Net Assets .....................          0.33%             0.04%             (0.07)%             0.25%          (0.53)%

Portfolio Turnover Rate ................           190%              163%               158%               169%            242%

Net Assets, End of Year (in thousands) . $   2,448,162     $   1,728,617      $   1,342,608      $   1,210,442   $   1,316,642

(1)  Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

(3) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended
     November 30, 1997, and November 30, 1996, respectively.


www.americancentury.com                        American Century Investments  19


INTERNATIONAL DISCOVERY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                         1998            1997             1996             1995           1994(1)

Net Asset Value, Beginning of Period ............ $      8.54     $      7.60      $      5.70      $      5.39    $      5.00

Income From Investment Operations

  Net Investment Income (Loss) ..................       (0.03)(2)       (0.03)           (0.02)(2)         0.03          (0.02)

  Net Realized and Unrealized Gain
  on Investment Transactions ....................        1.22            1.31             1.95             0.28           0.41

  Total From Investment Operations ..............        1.19            1.28             1.93             0.31           0.39

Distributions

  From Net Investment Income ....................       (0.02)          (0.02)           (0.01)            --             --

  In Excess of Net Investment Income ............        --              --              (0.02)            --             --

  From Net Realized Gains on
  Investment Transactions .......................       (0.47)          (0.32)            --               --             --

  Total Distributions ...........................       (0.49)          (0.34)           (0.03)            --             --

Net Asset Value, End of Period .................. $      9.24     $      8.54      $      7.60      $      5.70    $      5.39

Total Return(3) .................................       14.79%          17.76%           34.06%            5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA
                                                         1998            1997             1996             1995           1994(1)

Ratio of Operating Expenses to Average Net Assets        1.64%           1.70%(4)         1.88%(4)         2.00%          2.00%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets ..............................       (0.36)%         (0.37)%          (0.31)%           0.27%    (0.48)%(5)

Portfolio Turnover Rate .........................         178%            146%             130%             168%            56%

Net Assets, End of Period (in thousands) ........ $   781,551     $   626,327      $   377,128      $   114,579    $   111,202

(1)  April 1, 1994 (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended
     November 30, 1997, and November 30, 1996, respectively.

(5)  Annualized.


20  American Century Investments                                1-800-345-2021


EMERGING MARKETS FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                            1998           1997(1)

Net Asset Value, Beginning of Period ................ $     4.15     $     5.00

Income From Investment Operations

   Net Investment Loss(2) ...........................       --            (0.01)

   Net Realized and Unrealized
     Loss on Investment Transactions ................      (0.66)         (0.84)

   Total From Investment Operations .................      (0.66)         (0.85)

Net Asset Value, End of Period ...................... $     3.49     $     4.15

Total Return(3) .....................................     (15.90)%       (17.00)%

RATIOS/SUPPLEMENTAL DATA
                                                            1998           1997(1)


Ratio of Operating Expenses to Average Net Assets ...       2.00%          2.00%(4)

Ratio of Net Investment Loss to Average Net Assets ..      (0.03)%   (0.74)%(4)

Portfolio Turnover Rate .............................        270%            36%

Net Assets, End of Period (in thousands) ............ $   21,124     $   11,830

(1)  September 30, 1997 (inception) through November 30, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.


www.americancentury.com                        American Century Investments  21


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting us at the telephone number or address below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person           SEC Public Reference Room
                      Washington, D.C.
                      Call 1-800-SEC-0330 for location and hours.

* On the Internet     www.sec.gov

* By mail             SEC Public Reference Section
                      Washington, D.C. 20549-6009
                      (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-6247


                         [american century logo(reg.sm)]
                                    American
                                     Century


                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

SH-PRS-15540 9904

                               AMERICAN CENTURY

                                  Prospectus

                              Global Growth Fund
                           International Growth Fund
                          International Discovery Fund
                            Emerging Markets Fund

                        [american century logo(reg.sm)]
                                    American
                                    Century

APRIL 1, 1999


INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.


/Front cover/


                        [american century logo(reg.sm)]
                                    American
                                    Century


                               American Century
                                 Investments

                               P.O. Box 419385
                               Kansas City, MO
                                 64141-6385


Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.

   Here's what you'll find:

    * The funds' primary investments and risks


    * A description of who may or may not want to invest in the funds

    * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

    * An overview of services available and ways to manage your accounts

    * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.

                               Sincerely,

                               /s/Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS

An Overview of the Funds ....................................................  2


Fund Performance History ....................................................  3

Fees and Expenses ...........................................................  4

Information about the Funds .................................................  5

     Global Growth Fund

     International Growth Fund

     International Discovery Fund

     Emerging Markets Fund


Management ..................................................................  8

Investing with American Century ............................................. 11

Share Price and Distributions ............................................... 14

Taxes ....................................................................... 15

Multiple Class Information .................................................. 16

Financial Highlights ........................................................ 17

Performance Information of Other Class ...................................... 20

/left margin callouts/

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

> This symbol highlights special information and helpful tips.

/end left margin callouts/


                          American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5. The chart below shows the primary differences among the funds.

Fund                      Primary Investments         Principal Risks
------------------------------------------------------------------------------
Global Growth             U.S. and foreign equity     Significant portion
                          securities of issuers in    of its assets invested
                          developed countries         invested in foreign
                                                      securities
------------------------------------------------------------------------------
International Growth      Foreign equity securities   Invests primarily in
                          of issuers in developed     foreign securities
                          countries                   securities
--------------------------------------------------------------------------------
International Discovery  Equity securities of        Invests primarily in
                         smaller foreign companies   securities of smaller
                                                     foreign issuers
--------------------------------------------------------------------------------
Emerging Markets         Equity securities of        Invests primarily in
                         emerging market companies   emerging markets

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. Because the funds' foreign investments are generally held in foreign currencies, the funds are also subject to currency risk, meaning that the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with the funds' short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with the risks associated with foreign investing

*  uncomfortable with short-term volatility in the value of your investment

/left margin callout/

> An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

/end left margin callout/


2  American Century Investments                                 1-800-345-3533


FUND PERFORMANCE HISTORY


INTERNATIONAL GROWTH FUND

[bar chart]
Annual Total Returns

The following bar chart shows the performance of International Growth's Institutional Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. International Discovery, Emerging Markets and Global Growth are not included because they do not yet have a full calendar year of performance.

                       1998
International Growth   19.27%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
International Growth            18.07% (1Q 1998)            -17.91% (3Q 1998

Average Annual Returns

The following table shows the average annual returns of International Growth's Institutional Class shares for the periods indicated during the life of the class. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison. International Discovery, Emerging Markets and Global Growth are not included because they do not yet have a full calendar year of performance.

For the calendar year ended December 31, 1998       1 year       Life of Fund*
-------------------------------------------------------------------------------
International Growth                                19.27%       20.25%

MSCI EAFE Index                                     20.00%       19.28%

* The inception date for International Growth is November 20, 1997.

PERFORMANCE INFORMATION OF OTHER CLASS

The original class of shares of the fund was the Investor Class. The Institutional Class was not established until 1996. For information about the historical performance of the original class of shares, see page 20.


/left margin callout/


> The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

> For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


/end left margin callout/


www.americancentury.com                          American Century Investments  3


FEES AND EXPENSES


There are no sales loads, fees or other charges


*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares


International Discovery charges a redemption fee of 2.0% of the value of any shares sold within 180 days of their purchase. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange fund shares into the Institutional Class shares of other American Century funds or to redeem your shares.

The following tables describe the fees and expenses that you will pay if you buy and hold shares of the funds.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
International Discovery            Redemption Fee (as a percentage of amount
                                   redeemed)
--------------------------------------------------------------------------------
Shares held less than 180 days     2.0%
--------------------------------------------------------------------------------
Shares held 180 days or more       None

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                              Management   Distribution and        Other        Total Annual Fund
                              Fee(1)       Service (12b-1) Fees    Expenses     Operating Expenses
--------------------------------------------------------------------------------------------------

Global Growth                 1.10%        None                    0.00%(2)     1.10%
--------------------------------------------------------------------------------------------------

International Growth          1.13%        None                    0.00%(3)     1.13%
--------------------------------------------------------------------------------------------------

International Discovery       1.44%        None                    0.00%(3)     1.44%
--------------------------------------------------------------------------------------------------

Emerging Markets              1.80%        None                    0.00%(2)     1.80%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

(2) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005% for the current fiscal year.

(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                              1 year      3 years    5 years     10 years
-----------------------------------------------------------------------------
Global Growth                 $112        $349           --          --
-----------------------------------------------------------------------------
International Growth          $115        $358        $620       $1,368
-----------------------------------------------------------------------------
International Discovery       $146        $453        $783       $1,713
-----------------------------------------------------------------------------
Emerging Markets              $182        $563        $968       $2,098


/left margin callout/

> Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

/end left margin callout/


4  American Century Investments                                  1-800-345-2021


INFORMATION ABOUT THE FUNDS


GLOBAL GROWTH FUND
INTERNATIONAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


/left margin callout/


> Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


/end left margin callout/


www.americancentury.com                         American Century Investments  5


WHAT KINDS OF SECURITIES DO THE FUNDS BUY?


The funds will generally purchase equity securities of foreign companies (except Global Growth, which will generally purchase equity securities of both U.S. and foreign issuers). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?


* Global Growth invests in both U.S. and foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries worldwide (including the United States).


* International Growth invests primarily in foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries.

* International Discovery invests primarily in smaller foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of smaller foreign companies.


* Emerging Markets invests primarily in equity securities of emerging market companies. The fund will have at least 65% of its assets invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

The funds consider foreign companies to include companies (i) domiciled outside the United States, (ii) deriving at least half of their revenue from sales or production outside the United States, or (iii) with the principal trading market of their securities outside the United States. The funds consider the developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries are considered to be those countries not listed as developed countries above.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual foreign and U.S. (for Global Growth) securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.



6  American Century Investments                                   1-800-345-3533



Investing in smaller foreign companies presents unique risks in addition to the risks of investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions and experience more price volatility.

Investing in emerging market companies is also riskier than investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' financial markets, resulting in significant volatility to the fund's investments. These countries also may lack the legal, business and social framework to support securities markets.

In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy. An investment in the funds is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.



www.americancentury.com                         American Century Investments  7


MANAGEMENT

WHO MANAGES THE FUNDS?


The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1998
--------------------------------------------------------------------------------
International Growth                                                     1.13%
--------------------------------------------------------------------------------
International Discovery                                                  1.44%
--------------------------------------------------------------------------------
Emerging Markets                                                         1.80%


8  American Century Investments                                  1-800-345-3533


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objective and strategy.


The portfolio managers on the investment teams are identified below:

HENRIK STRABO


Mr. Strabo, Senior Vice President and Chief Investment Officer, International Equities, has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.


MARK S. KOPINSKI


Mr. Kopinski, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Growth and International Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.

BRADLEY AMOILS

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University Graduate School of Business.

BRIAN BRADY

Mr. Brady, Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

/left margin callout/

> CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

/end left margin callout/


www.americancentury.com                         American Century Investments  9


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES


Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems, and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.


Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more suspectible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



10  American Century Investments                                  1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES


The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.


MINIMUM INITIAL INVESTMENT AMOUNTS


The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS


If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SERVICES AUTOMATICALLY AVAILABLE TO YOU


You automatically will have access to the services listed on the next page when you open your account. If you do not want these services, see "Conducting Business in Writing" below.


CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


www.americancentury.com                   American Century Investments  11



WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Service Representative 1-800-345-3533

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419385 Kansas City, MO 64141-6385

Fax
816-340-4655

OPEN AN ACCOUNT

Send a signed and completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.


MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send us written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

--------------------------------------------------------------------------------
BY WIRE

> Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information

       Commerce Bank N.A.
       Routing No. 101000019
       Account No. 2804918

* The fund name

* Your American Century account number*

* Your name

* The contribution year (for IRAs only)

* For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the "Open an account" section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send us written instructions to set up an automatic exchange of shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or an Automatic Redemption.


12  American Century Investments                                 1-800-345-3533


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in good order on a fund's behalf.

/left margin callout/


> Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


/end left margin callout/


www.americancentury.com                        American Century Investments  13


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


/left margin callouts/

The NET ASSET VALUE of a fund is the price of the fund's shares.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


/end left margin callouts/


14  American Century Investments                                  1-800-345-3533


TAXES


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                      or above
--------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains    10%                        20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


/left margin callout/

> BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

/end left margin callout/


www.americancentury.com                        American Century Investments  15


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

   * 1-800-345-2021 for Investor Class shares

   * 1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.



16  American Century Investments                                 1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                        American Century Investments  17


INTERNATIONAL GROWTH FUND

Institutional Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                                     1998           1997(1)

Net Asset Value, Beginning of Period ......................... $     9.22     $     9.26

Income From Investment Operations
    Net Investment Income ....................................       0.05(2)        --

    Net Realized and Unrealized Gain (Loss)
       on Investment Transactions ............................       1.32          (0.04)

    Total From Investment Operations .........................       1.37          (0.04)

Distributions

    From Net Investment Income ...............................      (0.03)          --

    From Net Realized Gains on Investment Transactions .......      (1.28)          --

    Total Distributions ......................................      (1.31)          --

Net Asset Value, End of Period ............................... $     9.28     $     9.22

Total Return(3) ..............................................      17.14%         (0.43)%

RATIOS/SUPPLEMENTAL DATA
                                                                     1998           1997(1)

Ratio of Operating Expenses to Average Net Assets ............       1.13%          1.18%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets ..       0.53%    (0.53)%(4)

Portfolio Turnover Rate ......................................        190%           163%

Net Assets, End of Period (in thousands) ..................... $   13,562     $   18,846

(1) November 20, 1997 (commencement of sale) through November 30, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


18  American Century Investments                                1-800-345-3533


INTERNATIONAL DISCOVERY FUND

Institutional Class

For a Share Outstanding Throughout the Period Ended November 30, 1998

PER-SHARE DATA

                                                                       1998(1)

Net Asset Value, Beginning of Period ............................ $     8.18

Income From Investment Operations

   Net Realized and Unrealized Gain on Investment Transactions ..       1.07

   Total From Investment Operations .............................       1.07


Net Asset Value, End of Period .................................. $     9.25


Total Return(2) .................................................      13.08%

RATIOS/SUPPLEMENTAL DATA
                                                                        1998(1)

Ratio of Operating Expenses to Average Net Assets ...............       1.44%(3)

Ratio of Net Investment Income to Average Net Assets ............       0.00%(3)

Portfolio Turnover Rate .........................................        178%

Net Assets, End of Period (in thousands) ........................ $   60,918

(1)  January 2, 1998 (commencement of sale) through November 30, 1998.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


www.americancentury.com                        American Century Investments  19


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The following Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is in the funds' annual report for the year ended November 30, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


20  American Century Investments                                 1-800-345-3533


INTERNATIONAL GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30

PER-SHARE DATA
                                                    1998              1997               1996               1995            1994

Net Asset Value, Beginning of Year ....... $        9.22     $        8.73      $        7.51      $        7.47   $        7.34

Income From Investment Operations

Net Investment Income (Loss) .............          0.03(1)           --                (0.01)(1)           0.01           (0.04)

Net Realized and Unrealized Gain on
Investment Transactions ..................          1.31              1.41               1.24               0.40            0.57

Total From Investment Operations .........          1.34              1.41               1.23               0.41            0.53

Distributions

From Net Investment Income ...............         (0.03)             --                (0.01)              --              --

From Net Realized Gains on
Investment Transactions ..................         (1.28)            (0.92)              --                (0.37)          (0.40)

Total Distributions ......................         (1.31)            (0.92)             (0.01)             (0.37)          (0.40)

Net Asset Value, End of Year ............. $        9.25     $        9.22      $        8.73      $        7.51   $        7.47

Total Return(2) ..........................         16.74%            18.12%             16.35%              5.93%           7.28%

RATIOS/SUPPLEMENTAL DATA
                                                    1998              1997               1996               1995            1994


Ratio of Operating Expenses
to Average Net Assets ....................          1.33%             1.38%(3)           1.65%(3)           1.77%           1.84%

Ratio of Net Investment Income (Loss) to
Average Net Assets .......................          0.33%             0.04%             (0.07)%             0.25%          (0.53)%

Portfolio Turnover Rate ..................           190%              163%               158%               169%            242%

Net Assets, End of Year (in thousands) ... $   2,448,162     $   1,728,617      $   1,342,608      $   1,210,442   $   1,316,642

(1)  Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

(3) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended
     November 30, 1997, and November 30, 1996, respectively.


www.americancentury.com                        American Century Investments  21


INTERNATIONAL DISCOVERY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                   1998            1997             1996             1995           1994(1)

Net Asset Value, Beginning of Period ...... $      8.54     $      7.60      $      5.70      $      5.39    $      5.00

Income From Investment Operations

Net Investment Income (Loss) ..............       (0.03)(2)       (0.03)           (0.02)(2)         0.03          (0.02)

Net Realized and Unrealized Gain
on Investment Transactions ................        1.22            1.31             1.95             0.28           0.41

Total From Investment Operations ..........        1.19            1.28             1.93             0.31           0.39

Distributions

From Net Investment Income ................       (0.02)          (0.02)           (0.01)            --             --

In Excess of Net Investment Income ........        --              --              (0.02)            --             --

From Net Realized Gains on
Investment Transactions ...................       (0.47)          (0.32)            --               --             --

Total Distributions .......................       (0.49)          (0.34)           (0.03)            --             --

Net Asset Value, End of Period ............ $      9.24     $      8.54      $      7.60      $      5.70    $      5.39

Total Return(3) ...........................       14.79%          17.76%           34.06%            5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA
                                                   1998            1997             1996             1995           1994(1)

Ratio of Operating Expenses
to Average Net Assets .....................        1.64%           1.70%(4)         1.88%(4)         2.00%          2.00%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets ........................       (0.36)%         (0.37)%          (0.31)%           0.27%    (0.48)%(5)

Portfolio Turnover Rate ...................         178%            146%             130%             168%            56%

Net Assets, End of Period (in thousands) .. $   781,551     $   626,327      $   377,128      $   114,579    $   111,202

(1)  April 1, 1994 (inception) through November 30, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended
     November 30, 1997, and November 30, 1996, respectively.

(5)  Annualized.


22  American Century Investments                                1-800-345-3533


EMERGING MARKETS FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                                      1998           1997(1)

Net Asset Value, Beginning of Period .......................... $     4.15     $     5.00

Income From Investment Operations

Net Investment Loss(2) ........................................       --            (0.01)

Net Realized and Unrealized Loss on Investment Transactions ...      (0.66)         (0.84)

Total From Investment Operations ..............................      (0.66)         (0.85)

Net Asset Value, End of Period ................................ $     3.49     $     4.15

Total Return(3) ...............................................     (15.90)%       (17.00)%

RATIOS/SUPPLEMENTAL DATA
                                                                      1998           1997(1)


Ratio of Operating Expenses to Average Net Assets .............       2.00%          2.00%(4)

Ratio of Net Investment Loss to Average Net Assets ............      (0.03)%   (0.74)%(4)

Portfolio Turnover Rate .......................................        270%            36%

Net Assets, End of Period (in thousands) ...................... $   21,124     $   11,830

(1)  September 30, 1997 (inception) through November 30, 1997.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.


www.americancentury.com                   American Century Investments 23


NOTES


24   American Century Investments                                1-800-345-3533


NOTES


www.americancentury.com                        American Century Investments  25



MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS


Investment Company Act File No. 811-6247

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting us at the telephone number or address below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).


* In person           SEC Public Reference Room
                      Washington, D.C.
                      Call 1-800-SEC-0330 for location and hours.


* On the Internet     www.sec.gov


* By mail             SEC Public Reference Section
                      Washington, D.C. 20549-6009
                      (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-6247


                        [american century logo(reg.sm)]
                                    American
                                    Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

SH-PRS-15541  9904

                               AMERICAN CENTURY

                                  Prospectus

                              Global Growth Fund
                           International Growth Fund
                          International Discovery Fund
                            Emerging Markets Fund

                        [american century logo(reg.sm)]
                                    American
                                    Century

APRIL 1, 1999

ADVISOR CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by Funds Distributor, Inc.




/Front cover/


                        [american century logo(reg.sm)]
                                    American
                                    Century


                               American Century
                                 Investments

                               P.O. Box 419385
                               Kansas City, MO
                                 64141-6385


Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds. Take a look inside and you'll see this prospectus is different from others. It takes a clear-cut approach to fund information.


   Here's what you'll find:

    * The funds' primary investments and risks

    * A description of who may or may not want to invest in the funds

    * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks


    * An overview of services available and ways to manage your accounts


    * Helpful tips and definitions of key investment terms


   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.


                               Sincerely,

                               /s/Mark Killen
                               Mark Killen
                               Senior Vice President
                               American Century Investment Services, Inc.


/inside front cover/


TABLE OF CONTENTS


An Overview of the Funds ....................................................  2
Fund Performance History ....................................................  3
Fees and Expenses ...........................................................  4
Information about the Funds .................................................  5
     Global Growth Fund
     International Growth Fund
     International Discovery Fund
     Emerging Markets Fund
Management ..................................................................  8
Investing with American Century ............................................. 11
Share Price and Distributions ............................................... 13
Taxes ....................................................................... 14
Multiple Class Information .................................................. 15
Financial Highlights ........................................................ 16
Performance Information of Other Class ...................................... 19


/left margin callouts/

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

> This symbol highlights special information and helpful tips.

/end left margin callouts/


                                                    American Century Investments


AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds look for stocks of growing companies. The basis of the strategy used by these funds is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the funds' investment strategies and risks begins on page 5. The chart below shows the primary differences among the funds.

Fund                      Primary Investments         Principal Risks
------------------------------------------------------------------------------
Global Growth             U.S. and foreign equity     Significant portion
                          securities of issuers in    of its assets invested
                          developed countries         invested in foreign
                                                      securities
------------------------------------------------------------------------------
International Growth      Foreign equity securities   Invests primarily in
                          of issuers in developed     foreign securities
                          countries                   securities
--------------------------------------------------------------------------------
International Discovery  Equity securities of        Invests primarily in
                         smaller foreign companies   securities of smaller
                                                     foreign issuers
--------------------------------------------------------------------------------
Emerging Markets         Equity securities of        Invests primarily in
                         emerging market companies   emerging markets

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down based on the performance of the companies that issued them, general market and economic conditions, and investor confidence. As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. Because the funds' foreign investments are generally held in foreign currencies, the funds are also subject to currency risk, meaning that the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

* comfortable with the funds' short-term price volatility

* investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* seeking current income from your investment

* investing for a short period of time

* uncomfortable with the risks associated with foreign investing

* uncomfortable with short-term volatility in the value of your investment

/left margin callout/

>An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

/end left margin callout/


2  American Century Investments                                  1-800-345-3533


FUND PERFORMANCE HISTORY


[bar chart]
INTERNATIONAL GROWTH FUND

Annual Total Returns

The following bar chart shows the performance of International Growth's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. International Discovery, Emerging Markets and Global Growth are not included because they do not yet have a full calendar year of performance.

                       1998      1997
International Growth   18.86%    19.43%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
International Growth            17.83% (1Q 1998)            -18.06% (3Q 1998

Average Annual Returns

The following table shows the average annual returns of International Growth's Advisor Class shares for the periods indicated during the life of the class. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison. International Discovery, Emerging Markets and Global Growth are not included because they do not yet have a full calendar year of performance.

For the calendar year ended December 31, 1998        1 year      Life of Fund*
------------------------------------------------------------------------------
International Growth                                 18.86%      19.86%
MSCI EAFE Index                                      20.00%      10.99%

* The inception date for the Advisor Class of International Growth is October 2, 1996.

PERFORMANCE INFORMATION OF OTHER CLASS

The original class of shares of the funds was the Investor Class. The Advisor Class was not established until 1996. For information about the historical performance of the original class of shares, see page 19.


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The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


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www.americancentury.com                         American Century Investments  3


FEES AND EXPENSES


There are no sales loads, fees or other charges


* to buy fund shares directly from American Century

* to reinvest dividends in additional shares


International Discovery charges a redemption fee of 2.0% of the value of any shares sold within 180 days of their purchase. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange fund shares into the Advisor Class shares of other American Century funds or to redeem your shares.


The following tables describe the fees and expenses that you will pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
International Discovery            Redemption Fee (as a percentage of amount
                                   redeemed)
--------------------------------------------------------------------------------
Shares held less than 180 days     2.0%
--------------------------------------------------------------------------------
Shares held 180 days or more       None

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                               Management    Distribution and          Other         Total Annual Fund
                               Fee(1)        Service (12b-1) Fees(2)   Expenses      Operating Expenses
--------------------------------------------------------------------------------------------------------

Global Growth                  1.05%         0.50%                     0.00%(3)      1.55%
--------------------------------------------------------------------------------------------------------
International Growth           1.08%         0.50%                     0.00%(4)      1.58%
--------------------------------------------------------------------------------------------------------
International Discovery        1.39%         0.50%                     0.00%(4)      1.89%
--------------------------------------------------------------------------------------------------------
Emerging Markets               1.75%         0.50%                     0.00%(3)      2.25%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result the funds' management fee rate generally decreases as fund assets increase. Please consult the Statement of Additional Information for more details about the funds' management fees.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 15.

(3) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses are expected to be less than 0.005% for the current fiscal year.

(4) Other expenses, which include the fees and expenses of the funds' independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below


*  earn a 5% return each year

*  incur the same operating expenses as shown above


 . . . your cost of investing in the fund would be:


                              1 year     3 years      5 years      10 years
------------------------------------------------------------------------------
Global Growth                 $157        $487             --          --
------------------------------------------------------------------------------
International Growth          $160        $496          $855       $1,864
------------------------------------------------------------------------------
International Discovery       $191        $590        $1,014       $2,192
------------------------------------------------------------------------------
Emerging Markets              $226        $697        $1,194       $2,558


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Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

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4  American Century Investments                                  1-800-345-2021


INFORMATION ABOUT THE FUNDS


GLOBAL GROWTH FUND
INTERNATIONAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the funds. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the funds' holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the funds may invest a portion of their assets in convertible securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


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Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


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www.americancentury.com                        American Century Investments  5


WHAT KINDS OF SECURITIES DO THE FUNDS BUY?


The funds will generally purchase equity securities of foreign companies (except Global Growth, which will generally purchase equity securities of both U.S. and foreign issuers). The funds can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?


* Global Growth invests in both U.S. and foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries worldwide (including the United States).


* International Growth invests primarily in foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of issuers in developed countries.


* International Discovery invests primarily in smaller foreign companies. The fund will have at least 65% of its assets invested at all times in equity securities of smaller foreign companies.

* Emerging Markets invests primarily in equity securities of emerging market companies. The fund will have at least 65% of its assets invested at all times in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

The funds consider foreign companies to include companies (i) domiciled outside the United States, (ii) deriving at least half of their revenue from sales or production outside the United States, or (iii) with the principal trading market of their securities outside the United States. The funds consider developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries are considered to be those countries not listed as developed countries above.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?


The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual foreign and U.S. (for Global Growth) securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.


As with all funds, at any given time, the value of your shares may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information; less developed trading markets; less developed regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the funds' investments are generally held in foreign currencies, the funds could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.



6  American Century Investments                                   1-800-345-3533



Investing in smaller foreign companies presents unique risks in addition to the risks of investing in foreign securities generally. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions and experience more price volatility.

Investing in emerging market companies is also riskier than investing in foreign securities generally. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' financial markets, resulting in significant volatility to the fund's investments. These countries also may lack the legal, business and social framework to support securities markets.


In summary, investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy. An investment in the funds is not appropriate for investors who are unable to tolerate rapid fluctuations in the value of their investment.


www.americancentury.com                          American Century Investments 7


MANAGEMENT

WHO MANAGES THE FUNDS?


The Board of Directors, investment advisor and fund management teams play key roles in the management of the funds.


THE BOARD OF DIRECTORS


The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.


THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of each fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended November 30, 1998
--------------------------------------------------------------------------------
International Growth                                                     1.08%
--------------------------------------------------------------------------------
International Discovery                                                  1.39%
--------------------------------------------------------------------------------
Emerging Markets                                                         1.75%



8   American Century Investments                                1-800-345-3533


THE FUND MANAGEMENT TEAMS


The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the funds' investment objective and strategy.


The portfolio managers on the investment teams are identified below:

HENRIK STRABO


Mr. Strabo, Senior Vice President and Chief Investment Officer, International Equities, has been a member of the team that manages Global Growth since the fund's inception in December 1998. He also has been a member of the team that manages International Growth and International Discovery since April 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.


MARK S. KOPINSKI


Mr. Kopinski, Senior Vice President and Portfolio Manager, has been a member of the team that manages International Growth and International Discovery since rejoining American Century in April 1997. He also has been a member of the team that manages Emerging Markets since its inception in September 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. From 1990 to 1995, he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages Emerging Markets since the fund's inception in September 1997. He joined American Century in August 1997. From 1993 to 1997, he served as Vice President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern University. He is a Chartered Financial Analyst.

BRADLEY AMOILS

Mr. Amoils, Portfolio Manager, has been a member of the team that manages Global Growth since the fund's inception. He joined American Century in July 1997 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Securities Analyst for Oppenheimer Funds from January 1996 to June 1997 and an Analyst at Clay Finlay Asset Management from March 1995 to December 1995. He has a bachelor of science and doctorate of medicine from the University of Witwatersrand, Johannesburg, South Africa and an MBA from Columbia University Graduate School of Business.

BRIAN BRADY

Mr. Brady, Portfolio Manager, has been a member of the team that manages International Discovery since November 1998. He joined American Century in June 1994 as an Investment Analyst and was promoted to Portfolio Manager in November 1998. Prior to joining American Century, he served as a Financial Analyst for Chase Manhattan Bank. He has a bachelor's degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

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CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

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www.americancentury.com                        American Century Investments  9

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



10   American Century Investments                                1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices


*  cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statements of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform for their clients recordkeeping and administrative services that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


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Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

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www.americancentury.com                       American Century Investments  11



ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


12  American Century Investments                                 1-800-345-3533


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of its assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cutoff time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.


DISTRIBUTIONS


Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. A fund may make more frequent distributions if necessary to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.


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The NET ASSET VALUE of a fund is the price of the fund's shares.


CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


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www.americancentury.com                         American Century Investments 13


TAXES


The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts


If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions


Distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution       Tax Rate for 15% Bracket   Tax Rate for 28% Bracket
                                                      or above
--------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate       Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains    10%                        20%


The tax status of any distribution of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax statement from the fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss.


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> BUYING A DIVIDEND


Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.


The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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14  American Century Investments                                 1-800-345-3533


MULTIPLE CLASS INFORMATION


American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The funds may offer a different class of shares primarily to institutional investors through institutional distribution channels, such as employer- sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

   * 1-800-345-2021 for Investor Class shares

   * 1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


SERVICE AND DISTRIBUTION FEES


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, each fund pays an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.



www.americancentury.com                        American Century Investments  15


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS


The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate


*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period


Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. The Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


16  American Century Investments                                 1-800-345-3533


INTERNATIONAL GROWTH FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                              1998         1997           1996(1)

Net Asset Value, Beginning of Period .................. $     9.20   $     8.72     $     8.41

Income From Investment Operations
  Net Investment Loss .................................       --          (0.03)         (0.01)(2)

  Net Realized and Unrealized Gain on
     Investment Transactions ..........................       1.33         1.43           0.32

  Total From Investment Operations ....................       1.33         1.40           0.31

Distributions
  From Net Investment Income ..........................      (0.01)        --             --

  From Net Realized Gains on Investment Transactions ..      (1.28)       (0.92)          --

  Total Distributions .................................      (1.29)       (0.92)          --

Net Asset Value, End of Period ........................ $     9.24   $     9.20     $     8.72

  Total Return(3) .....................................      16.58%       17.97%          3.69%

RATIOS/SUPPLEMENTAL DATA
                                                              1998         1997           1996(1)

Ratio of Operating Expenses to Average Net Assets .....       1.58%        1.63%          1.67%(4)

Ratio of Net Investment Income (Loss)
     to Average Net Assets ............................       0.08%       (0.21)%   (0.76)%(4)

Portfolio Turnover Rate ...............................        190%         163%           158%

Net Assets, End of Period (in thousands) .............. $   21,635   $    9,111     $    3,803

(1) October 2, 1996 (commencement of sale) through November 30, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


www.americancentury.com                        American Century Investments  17


INTERNATIONAL DISCOVERY FUND

Advisor Class

For a Share Outstanding Throughout the Period Ended November 30, 1998

PER-SHARE DATA
                                                                        1998(1)


Net Asset Value, Beginning of Period ............................ $    10.10

Income From Investment Operations

  Net Investment Loss(2) ........................................      (0.02)

  Net Realized and Unrealized Loss on Investment Transactions ...      (0.86)

  Total From Investment Operations ..............................      (0.88)


Net Asset Value, End of Period .................................. $     9.22

  Total Return(3) ...............................................      (8.71)%

RATIOS/SUPPLEMENTAL DATA
                                                                        1998(1)

Ratio of Operating Expenses to Average Net Assets ...............       1.89%(4)

Ratio of Net Investment Loss to Average Net Assets .............. (0.60)%(4)

Portfolio Turnover Rate .........................................        178%

Net Assets, End of Period ....................................... $   10,708

(1) April 28, 1998 (commencement of sale) through November 30, 1998.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


18  American Century Investments                                1-800-345-3533


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next pages itemize what contributed to the changes in share price during the period. They also show changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity

The following Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the funds' annual report for the year ended November 30, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                         American Century Investments  19


INTERNATIONAL GROWTH FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30

PER-SHARE DATA
                                                        1998              1997               1996              1995           1994


Net Asset Value, Beginning of Year ..............$      9.22       $      8.73        $      7.51       $      7.47    $      7.34

Income From Investment Operations

   Net Investment Income (Loss) .................       0.03(1)           --                (0.01)(1)          0.01          (0.04)

   Net Realized and Unrealized Gain on
   Investment Transactions ......................       1.31              1.41               1.24              0.40           0.57


   Total From Investment Operations .............       1.34              1.41               1.23              0.41           0.53


Distributions

   From Net Investment Income ...................      (0.03)             --                (0.01)             --             --

   From Net Realized Gains on
     Investment Transactions ....................      (1.28)            (0.92)              --               (0.37)         (0.40)


   Total Distributions ..........................      (1.31)            (0.92)             (0.01)            (0.37)         (0.40)


Net Asset Value, End of Year ....................$      9.25       $      9.22        $      8.73       $      7.51    $      7.47


Total Return(2) .................................      16.74%            18.12%             16.35%             5.93%          7.28%

RATIOS/SUPPLEMENTAL DATA
                                                        1998              1997               1996              1995           1994


Ratio of Operating Expenses to Average Net Assets       1.33%             1.38%(3)           1.65%(3)          1.77%          1.84%

Ratio of Net Investment Income (Loss)
     to Average Net Assets ......................       0.33%             0.04%             (0.07)%            0.25%         (0.53)%

Portfolio Turnover Rate .........................        190%              163%               158%              169%           242%

Net Assets, End of Year (in thousands) ..........$ 2,448,162       $ 1,728,617        $ 1,342,608       $ 1,210,442    $ 1,316,642

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

(3) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.56% and 1.76% for the years ended
    November 30, 1997, and November 30, 1996, respectively.


20   American Century Investments                               1-800-345-3533


INTERNATIONAL DISCOVERY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                           1998            1997             1996             1995           1994(1)


Net Asset Value, Beginning of Period ............... $     8.54      $     7.60       $     5.70       $     5.39     $     5.00

Income From Investment Operations

   Net Investment Income (Loss) ....................      (0.03)(2)       (0.03)           (0.02)(2)         0.03          (0.02)

   Net Realized and Unrealized Gain on
   Investment Transactions .........................       1.22            1.31             1.95             0.28           0.41


   Total From Investment Operations ................       1.19            1.28             1.93             0.31           0.39


Distributions

   From Net Investment Income ......................      (0.02)          (0.02)           (0.01)            --             --

   In Excess of Net Investment Income ..............       --              --              (0.02)            --             --

   From Net Realized Gains on
     Investment Transactions .......................      (0.47)          (0.32)            --               --             --


   Total Distributions .............................      (0.49)          (0.34)           (0.03)            --             --


Net Asset Value, End of Period ..................... $     9.24      $     8.54       $     7.60       $     5.70     $     5.39


Total Return(3) ....................................      14.79%          17.76%           34.06%            5.75%          7.80%

RATIOS/SUPPLEMENTAL DATA
                                                           1998            1997             1996             1995           1994(1)


Ratio of Operating Expenses to Average Net Assets ..       1.64%           1.70%(4)         1.88%(4)         2.00%          2.00%(5)

Ratio of Net Investment Income (Loss) to
Average Net Assets .................................      (0.36)%         (0.37)%          (0.31)%           0.27%    (0.48)%(5)

Portfolio Turnover Rate ............................        178%            146%             130%             168%            56%

Net Assets, End of Period (in thousands) ........... $  781,551      $  626,327       $  377,128       $  114,579     $  111,202

(1) April 1, 1994 (inception) through November 30, 1994.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) American Century Investment Management, Inc. voluntarily waived a portion of its management fee effective August 1, 1996, through July 30, 1997. In absence of the management fee waiver, the ratio of operating expenses to average net assets would have been 1.87% and 1.99% for the years ended
    November 30, 1997, and November 30, 1996, respectively.

(5) Annualized.


www.americancentury.com                        American Century Investments  21


EMERGING MARKETS FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)

PER-SHARE DATA
                                                                         1998           1997(1)


Net Asset Value, Beginning of Period ............................. $     4.15     $     5.00

Income From Investment Operations

    Net Investment Loss(2) .......................................       --            (0.01)

    Net Realized and Unrealized Loss on Investment Transactions ..      (0.66)         (0.84)


    Total From Investment Operations .............................      (0.66)         (0.85)


Net Asset Value, End of Period ................................... $     3.49     $     4.15


Total Return(3) ..................................................     (15.90)%       (17.00)%

RATIOS/SUPPLEMENTAL DATA
                                                                         1998           1997(1)


Ratio of Operating Expenses to Average Net Assets ................       2.00%          2.00%(4)

Ratio of Net Investment Loss to Average Net Assets ...............      (0.03)%   (0.74)%(4)

Portfolio Turnover Rate ..........................................        270%            36%

Net Assets, End of Period (in thousands) ......................... $   21,124     $   11,830

(1) September 30, 1997 (inception) through November 30, 1997.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


22  American Century Investments                                1-800-345-3533


NOTES


www.americancentury.com                        American Century Investments  23


NOTES


24  American Century Investments                                 1-800-345-3533


NOTES


www.americancentury.com                         American Century Investments 25



MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting us at the telephone number or address below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).


* In person           SEC Public Reference Room
                      Washington, D.C.
                      Call 1-800-SEC-0330 for location and hours.


* On the Internet     www.sec.gov


* By mail             SEC Public Reference Section
                      Washington, D.C. 20549-6009
                      (The SEC will charge a fee for copying the documents.)


Investment Company Act File No. 811-6247


                        [american century logo(reg.sm)]
                                    American
                                    Century



                          AMERICAN CENTURY INVESTMENTS
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

SH-PRS-15542  9904

AMERICAN CENTURY

Statement of  Additional Information

Global Growth Fund
International Growth Fund
International Discovery Fund
Emerging Markets Fund


[american century logo(reg.sm)]
American
Century


APRIL 1, 1999

       This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated April 1, 1999, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current Prospectus. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.


       This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

Distributed by  Funds Distributor, Inc.



/front cover/


                   STATEMENT OF ADDITIONAL INFORMATION


                              APRIL 1, 1999

TABLE OF CONTENTS

The Funds' History ..........................................................  2

Fund Investment Guidelines ..................................................  2

Detailed Information about the Funds ........................................  3
    Investment Strategies and Risks .........................................  3
    Investment Policies ..................................................... 11
    Portfolio Turnover ...................................................... 13

Management .................................................................. 14
    The Board of Directors .................................................. 14
    Officers ................................................................ 17

The Funds' Principal Shareholders ........................................... 19

Service Providers ........................................................... 19
    Investment Advisor ...................................................... 19
    Transfer Agent and Administrator ........................................ 21
    Distributor ............................................................. 21

Other Service Providers ..................................................... 21
    Custodian Banks ......................................................... 21
    Independent Auditor ..................................................... 21

Brokerage Allocation ........................................................ 21

Information about Fund Shares ............................................... 22
    Multiple Class Structure ................................................ 22
    Buying and Selling Fund Shares .......................................... 24
    Valuation of a Fund's Securities ........................................ 24

Taxes ....................................................................... 25
    Federal Income Tax ...................................................... 25
    State and Local Income Tax .............................................. 26

How Fund Performance Information Is Calculated .............................. 26
    Performance Comparisons ................................................. 27
    Permissible Advertising Information ..................................... 28
    Multiple Class Performance Advertising .................................. 28

Financial Statements ........................................................ 28

Explanation of Fixed-Income Securities Ratings .............................. 29


Statement of Additional Information                                           1


THE FUNDS' HISTORY


  American Century World Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

  Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.



                             Investor Class                   Advisor Class                 Institutional Class
---------------------------------------------------------------------------------------------------------------------
                             Ticker       Inception           Ticker      Inception         Ticker      Inception
Fund                         Symbol       Date                Symbol      Date              Symbol      Date
---------------------------------------------------------------------------------------------------------------------
Global Growth                TWGGX        12/1/1998           N/A         2/5/1999          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
International Growth         TWIEX        5/9/1991            TWGAX       10/1/1996         IGRIX       1/20/1997
---------------------------------------------------------------------------------------------------------------------
International Discovery      TWEGX        4/1/1994            N/A         4/28/1998         TIDIX       1/2/1998
---------------------------------------------------------------------------------------------------------------------
Emerging Markets             TWMIX        9/30/1997           N/A         N/A               N/A         1/28/1999
---------------------------------------------------------------------------------------------------------------------


FUND INVESTMENT GUIDELINES


    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 3. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

    Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.


    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

    In general, within the restrictions outlined here and in the funds' Prospectuses, the advisor has broad powers to decide how to invest fund assets, including the power to hold them uninvested.


    Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth) equity securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those reflected in Table 1, when such a course is deemed appropriate in order to attempt to attain its investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

    So long as a sufficient number of such securities are available, the managers intend to keep the funds fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may



2                                                American Century Investments



use stock index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "Short-term Securities," page 10, "Futures and Options," page 7, and "Derivative Securities," page 9.


                                   TABLE 1


                                      Global Growth    International Discovery
                                           and                   and
                                  International Growth    Emerging Markets
--------------------------------------------------------------------------------
Foreign Securities                          X                     X
--------------------------------------------------------------------------------
Equity Equivalents                          X                     X
--------------------------------------------------------------------------------
Debt Securities                             X                     X
--------------------------------------------------------------------------------
Sovereign Debt Obligations                  X                     X
--------------------------------------------------------------------------------
Forward Currency
Exchange Contracts                          X                     X
--------------------------------------------------------------------------------
Convertible Securities                      X                     X
--------------------------------------------------------------------------------
Futures & Options                           X                     X
--------------------------------------------------------------------------------
Derivative Securities                       X                     X
--------------------------------------------------------------------------------
Investments in Companies with
Limited Operating Histories                5%                    10%
--------------------------------------------------------------------------------
Repurchase Agreements                       X                     X
--------------------------------------------------------------------------------
When-Issued and Forward
Commitment Agreements                       X                     X
--------------------------------------------------------------------------------
Short-Term Securities                       X                     X
--------------------------------------------------------------------------------
Other Investment Companies                  X                     X
--------------------------------------------------------------------------------
Short Sales                                 X                     X
--------------------------------------------------------------------------------
Portfolio Lending                           X                     X
--------------------------------------------------------------------------------
Restricted and Illiquid Securities          X                     X
--------------------------------------------------------------------------------


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS


    This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1.

FOREIGN SECURITIES

    A description of the funds' investment strategy regarding foreign securities is contained in the funds' Prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. As with any investment in securities, the value of your investment in the funds can decrease as well as increase, depending upon a variety of factors that may affect the values and income generated by the funds' portfolio securities. Potential investors should carefully consider the following factors:


    Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets


Statement of Additional Information                                            3


in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

    Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

    As a result, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.


EQUITY EQUIVALENTS


    The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in over-the-counter markets.

    The funds also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.


DEBT SECURITIES

    The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total



4                                                   American Century Investments


return potential of other securities equals or exceeds the potential return of equity securities, each fund may invest up to 35% in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The funds will attempt to stay fully invested regardless of the movement of stock and bond prices generally.


    In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. International Growth and Global Growth will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See "An Explanation of Fixed Income Securities Ratings," page 29.

    With respect to International Discovery and Emerging Markets, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% of each fund's assets will be invested in below-investment-grade fixed income securities. See "Explanation of Fixed-Income Securities Ratings," page 29. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.

    In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

SOVEREIGN DEBT OBLIGATIONS

    The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

FORWARD CURRENCY EXCHANGE CONTRACTS

    Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities," page 9.


    The funds expect to use forward contracts under two circumstances:


(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an



Statement of Additional Information                                            5


underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.


    Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.


    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.


CONVERTIBLE SECURITIES

    A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

    Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


    Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible


6                                                   American Century Investments



securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally found in holding the securities comprising the synthetic convertible security.

FUTURES AND OPTIONS

    Each fund may enter into futures contracts, options or options on futures contracts. The fund may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:

    * protect against a decline in market value of the fund's securities (taking a short futures position), or

    * protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or


    * provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.


    Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.


    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.


    For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

    Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

    Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its



Statement of Additional Information                                            7


position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.


RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

    Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

    A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.


    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


OPTIONS ON FUTURES


    By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

    Although they do not currently intend to do so, the funds may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS


    Each fund may enter into futures contracts, options or options on futures contracts.

    Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided


8                                                   American Century Investments



that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.


DERIVATIVE SECURITIES


    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

    Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.


    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There are a range of risks associated with derivative investments, including:


    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;


    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    * the risk that the counterparty will fail to perform its obligations.


    The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES

    The funds may invest a portion of their assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

REPURCHASE AGREEMENTS


    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed


Statement of Additional Information                                            9


to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.


    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


    The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

SHORT-TERM SECURITIES


    In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.


    Examples of those securities include:


    * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

    * Commercial Paper;

    * Certificates of Deposit and Euro Dollar Certificates of Deposit;

    * Bankers' Acceptances;

    * Short-term notes, bonds, debentures, or other debt instruments; and

    * Repurchase agreements.


OTHER INVESTMENT COMPANIES

    Each of the funds may invest up to 10% of its total assets in other mutual funds, including those of the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the



10                                                  American Century Investments


aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.


SHORT SALES


    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


PORTFOLIO LENDING


    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


RESTRICTED AND ILLIQUID SECURITIES

    The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.


INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


Statement of Additional Information                                           11



rFUNDAMENTAL INVESTMENT POLICIES


    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

    For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                   (including the amount borrowed) less liabilities (other
                   than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                   would be lent to other parties, except, (i) through the
                   purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This policy shall not prevent a fund from investing in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                   instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                   contracts or from investing in securities or other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------



12                                               American Century Investments



NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject            Policy
--------------------------------------------------------------------------------
Diversification    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15% of its net assets (10% for the money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual
                   restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                   constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin
                   payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

    The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the Securities and Exchange Commission nor any other agency of the federal or state agency participates in or supervises the management of the funds or their investment practices or policies.


    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the funds (other than Global Growth) are shown in the Financial Highlights tables in the Prospectus.

    The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the funds' rate of portfolio turnover may be substantial.

    The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.



Statement of Additional Information                                          13



    Because investment decisions are based on the anticipated contribution of the security in question to the funds' objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, the funds' annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.


MANAGEMENT


THE BOARD OF DIRECTORS

    The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor, that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each director listed serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.



14                                                American Century Investments



Name (Age)                     Position(s) Held          Principal Occupation(s)
Address                        With Fund                 During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (74)    Director, Chairman        Chairman, Director and controlling shareholder, ACC
4500 Main St.                  of the Board              Chairman and Director, ACIM ACSC and ACIS
Kansas City, MO 64111                                    Father of James E. Stowers III
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (40)     Director                  Director and Chief Executive Officer, ACC ACIM, ACSC and ACIS
4500 Main St.                                            Son of James E. Stowers, Jr.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (58)           Director                  Director, Applied Industrial Technologies, Inc., a corporation engaged in the
4500 Main St.                                            sale of bearings and power transmission products
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (65)   Director                  Retired, formerly a general surgeon
4500 Main St.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)     Director                  Senior Vice President and Associate Director, Midwest Research Institute
4500 Main St.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (63)           Director                  Retired, formerly Chairman, Public Service Company of Colorado; Director,
4500 Main St.                                            Service Tech, Inc., Hathaway Corporation, and J.D. Edwards & Company
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (60)           Director, Vice            President and Director, Butler Manufacturing Company
4500 Main St.                  Chairman of the Board
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (70)      Director                  President, LSC, Inc., manufacturer's representative
4500 Main St.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (52)    Director                  Senior Vice President, Finance, Sprint Corporation;
4500 Main St.                                            Director, DST Systems, Inc.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information                                       15



COMMITTEES

  The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee       Members                  Function of Committee
--------------------------------------------------------------------------------------------------------------------
Executive       James E. Stowers, Jr     The Executive Committee performs the functions of the Board of
                James E. Stowers III     Directors between Board meetings, subject to the limitations on its power
                Donald H. Pratt          set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
--------------------------------------------------------------------------------------------------------------------
Compliance      Thomas A. Brown          The Compliance Committee reviews the results of the funds' compliance
                Donald H. Pratt          testing program, reviews quarterly reports from the advisor to the Board
                Lloyd T. Silver, Jr.     regarding various compliance matters and monitors the implementation of
                Andrea C. Hall, Ph.D.    the funds' Code of Ethics, including any violations thereof.
--------------------------------------------------------------------------------------------------------------------
Audit           M. Jeannine Strandjord   The Audit Committee recommends the engagement of the funds'
                Robert W. Doering, M.D.  independent auditor and oversees its activities. The Committee receives
                D.D. (Del) Hock          reports from the advisor's Internal Audit Department, which is accountable solely to the Committee. The Committee also receives reporting about compliance matters affecting the funds.
--------------------------------------------------------------------------------------------------------------------
Nominating      Donald H. Pratt          The Nominating Committee primarily considers and recommends
                D.D. (Del) Hock          individuals for nomination as directors. The names of potential director
                James E. Stowers III     candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

    The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings attended held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 1998
--------------------------------------------------------------------------------

                                                  Total Compensation
                                 Total                from the
                             Compensation          American Century
Name of Director           from the Funds(1)      Family of Funds(2)
--------------------------------------------------------------------------------

Thomas A. Brown                  $3,325               $54,833

Robert W. Doering, M.D.           3,203                52,833

Andrea C. Hall, Ph.D.             3,206                52,833

D.D. (Del) Hock                   3,202                52,833

Donald H. Pratt                   3,399                54,833

Lloyd T. Silver, Jr.              3,202                52,833

M. Jeannine Strandjord            3,324                54,833
--------------------------------------------------------------------------------

(1) Includes compensation paid to the directors during the fiscal year ended November 30, 1998, and also includes amounts deferred at the election of the directors under the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $421; Dr. Hall, $1,347; Mr. Hock, $2,688; Mr. Pratt, $927; Mr. Silver, $2,108 and
    Ms. Strandjord, $2,629.

(2) Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.



16                                               American Century Investments


    The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.


    All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.


    No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

    The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.


    No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 1998.

OFFICERS

    Background information for the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.



Statement of Additional Information                                         17



                              Position(s)
Name (Age)                    Held With        Principal Occupation(s)
Address                       Fund             During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------
George A. Rio (44)            President        Executive Vice President and Director of Client Services, FDI
60 State St.                                   (March 1998 to present)
Boston, MA 02109                               Senior Vice President and Senior Key Account
                                               Manager, Putnam Mutual Funds (June 1995 to March 1998)
                                               Director Business Development,
                                               First Data Corporation (May 1994
                                               to June 1995) Senior Vice
                                               President and Manager of Client
                                               Services and Director of Internal
                                               Audit, The Boston Company, Inc.
                                               (September 1983 to May 1994)
-----------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (34)    Vice President   Vice President and Associate General Counsel, FDI (since July 1996)
60 State St.                                   Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
Boston, MA 02109                               Compliance Officer, Putnam Investments (1992 to April 1994)
-----------------------------------------------------------------------------------------------------------------------------
Mary A. Nelson (34)           Vice President   Vice President and Manager of Treasury Services and Administration,
60 State St.                                   FDI (1994 to present)
Boston, MA 02109                               Assistant Vice President and Client Manager, The Boston Company, Inc.
                                               (1989 to 1994)
-----------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (43)    Vice President    Senior Vice President, Treasurer and Principal Accounting Officer, ACSC
4500 Main St.                and Treasurer
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------------------------------------
David C. Tucker (40)         Vice President    Senior Vice President and General Counsel, ACSC and ACIM
4500 Main St.                and Treasurer     (June 1998 to present)
Kansas City, MO 64111                          General Counsel, ACC (June 1998 to present
                                               Consultant to mutual fund
                                               industry (May 1997 to April 1998)
                                               Vice President and General
                                               Counsel, Janus Companies (1990 to
                                               May 1997)
-----------------------------------------------------------------------------------------------------------------------------
Paul J. Carrigan, Jr. (49)   Secretary         Secretary, ACC (December 1998 to present)
4500 Main St.                                  Director of Legal Operations, ACSC (February 1996 to present)
Kansas City, MO 64111                          Board Communications Manager, The Benham Company
                                               (April 1994 to January 1996)
                                               Legal Coordinator, State of California Health & Welfare Agency
                                               (February 1992 to March 1994)
-----------------------------------------------------------------------------------------------------------------------------
Robert J. Leach (32)         Controller        Controller-Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------------------------------------
Jon Zindel (32)              Tax Officer       Director of Taxation, ACSC (since 1996)
4500 Main St.                                  Tax Manager, Price Waterhouse LLP (1989)
Kansas City, MO 64111
-----------------------------------------------------------------------------------------------------------------------------



18                                             American Century Investments



THE FUNDS' PRINCIPAL SHAREHOLDERS

  As of February 26, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:

                                                              Percentage
                                                              of Shares
Fund                         Shareholder                      Outstanding
--------------------------------------------------------------------------------
International Growth         Charles Schwab & Co.             9.2%
                             San Francisco, California
                             Morgan Guaranty Trust            7.1%
                             Newark, Delaware
--------------------------------------------------------------------------------
International Discovery      Charles Schwab & Co.             8.8%
                             San Francisco, California
--------------------------------------------------------------------------------
Emerging Markets             Goodness Ltd.                    33.3%
                             Nassau, The Bahamas
                             American Century
                             Investment Management, Inc.      11.3%
                             Kansas City, Missouri
--------------------------------------------------------------------------------

    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of February 26, 1999, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.


SERVICE PROVIDERS

    The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.


    ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

    Each fund has an investment management agreement with the advisor dated August 1, 1997. This agreement was approved by the shareholders of International Growth and International Discovery on July 30, 1997, and by the shareholders of Global Growth and Emerging Markets on November 30, 1998, and September 29, 1997, respectively.


    A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                                 Percent of Average Net Assets
--------------------------------------------------------------------------------
Global Growth                        1.30% of first $1 billion
                                     1.15% of the next $1 billion
                                     1.05% over $2 billion
--------------------------------------------------------------------------------
International Growth                 1.50% of first $1 billion
                                     1.20% of the next $1 billion
                                     1.10% over $2 billion
--------------------------------------------------------------------------------
International Discovery              1.75% of first $500 million
                                     1.40% of the next $500 million
                                     1.20% over $500 million
--------------------------------------------------------------------------------
Emerging Markets                     2.00% of first $500 million
                                     1.50% of the next $500 million
                                     1.25% over $1 billion
--------------------------------------------------------------------------------


    The schedule for the Institutional Class is lower by 0.20% at each graduated step. For example, if the Investor Class fee is 0.30% for the first $2 billion, the Institutional Class fee is 0.10% (0.30% minus 0.20%) for the first $2 billion. The schedule for the Advisor Class is lower by 0.25% at each graduated step.


    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee


Statement of Additional Information                                           19



for the fund by the aggregate average daily closing value of a fund's net assets during the previous month, by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.


    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


    The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

    Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 1998, 1997 and 1996, are indicated in the following table.

UNIFIED MANAGEMENT FEES

Fund                              1998              1997              1996
-------------------------------------------------------------------------------

Global Growth*                     N/A               N/A               N/A

International Growth

  Investor                 $29,196,029       $22,611,083       $21,265,343

  Advisor                      155,228            73,143             6,276

  Institutional                251,829             5,752               N/A

International Discovery

  Investor                  12,121,551         9,602,636         4,421,277

  Advisor                           85               N/A               N/A

  Institutional                648,372               N/A               N/A

Emerging Markets

  Investor                     387,349            33,065               N/A

  Advisor                          N/A               N/A               N/A

  Institutional                    N/A               N/A               N/A
--------------------------------------------------------------------------------

*Commenced operations December 1, 1998.



20                                               American Century Investments


OTHER ADVISORY RELATIONSHIPS


    In addition to managing the funds, the advisor also acts as an investment advisor to nine institutional accounts and to the following registered investment companies:


    American Century Mutual Funds, Inc.

    American Century Premium Reserves, Inc.

    American Century Variable Portfolios, Inc.

    American Century Capital Portfolios, Inc.

    American Century Strategic Asset Allocations, Inc.

    American Century Municipal Trust

    American Century Government Income Trust

    American Century Investment Trust

    American Century Target Maturities Trust

    American Century Quantitative Equity Funds

    American Century International Bond Funds

    American Century California Tax-Free and Municipal Funds


TRANSFER AGENT AND ADMINISTRATOR

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its unified fee.

DISTRIBUTOR

    The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS


CUSTODIAN BANKS


    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT AUDITOR

    Deloitte & Touche LLP is the independent auditor of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the funds, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION


    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

    The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers



Statement of Additional Information                                           21



varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.


    In the years ended November 30, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:


Fund                        1998               1997              1996
---------------------------------------------------------------------------

Global Growth*               N/A                N/A               N/A

International Growth     $15,309,281        $10,870,947       $9,717,846

International Discovery   6,874,602          5,153,755         2,886,323

Emerging Markets           384,373            57,986              N/A
---------------------------------------------------------------------------

*Commenced operations December 1, 1998.

    The brokerage commissions paid by the funds may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


INFORMATION ABOUT FUND SHARES


    Each of the four funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure" that follows. Additional funds and classes may be added without a shareholder vote.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

    In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.


MULTIPLE CLASS STRUCTURE


    The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.


    The Investor Class is made available to investors directly without any load or commission, for a single


22                                                  American Century Investments



unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on this page). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

    In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

    As described in the Prospectus, the funds' Advisor Class of shares are also made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but are not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor; (b) providing shareholders with a service that invests the assets of



Statement of Additional Information                                         23



their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES

    Information about buying, selling and exchanging fund shares is contained in the American Century Investor Services Guide. The guide is available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES


    Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1999: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

    Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.


    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close


24                                               American Century Investments


of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


TAXES


FEDERAL INCOME TAXES

    Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may quality for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.


    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a


Statement of Additional Information                                          25


foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit which is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.


    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.


    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.


    Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES


    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth


26                                                  American Century Investments


on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

    The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended November 30, 1998, the last day of the funds' fiscal year.

    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.


    As a new fund, performance information for Global Growth is not available as of the date of this Statement of Additional Information.


PERFORMANCE COMPARISONS

    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free


AVERAGE ANNUAL TOTAL RETURNS -- INVESTOR CLASS

Fund                            1 year               5 years            10 years         From Inception
---------------------------------------------------------------------------------------------------------
Global Growth(1)                  N/A                  N/A                 N/A                 N/A

International Growth(2)          16.74%              12.76%                N/A                14.13%

International Discovery(3)       14.79%                N/A                 N/A                16.86%

Emerging Markets(4)             -15.90%                N/A                 N/A               -26.51%
---------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 1, 1998.

(2) Commenced operations on May 9, 1991.

(3) Commenced operations on April 1, 1994.

(4) Commenced operations on September 30, 1997.



AVERAGE ANNUAL TOTAL RETURNS -- INSTITUTIONAL CLASS


Fund                               1 year               5 years            10 years         From Inception
------------------------------------------------------------------------------------------------------------
International Growth(1)            17.14%                 N/A                 N/A               16.15%

International Discovery(2)           N/A                  N/A                 N/A               13.08%
------------------------------------------------------------------------------------------------------------

(1) Commenced operations on November 20, 1997.

(2) Commenced operations on January 2, 1998.



AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS

Fund                              1 year               5 years            10 years         From Inception
-----------------------------------------------------------------------------------------------------------


International Growth(1)           16.58%                 N/A                 N/A               17.84%

International Discovery(2)          N/A                  N/A                 N/A               -8.71%
-----------------------------------------------------------------------------------------------------------

(1) Commenced operations on October 2, 1996.

(2) Commenced operations on April 28, 1998.


Statement of Additional Information                                       27


reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION


    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.



FINANCIAL STATEMENTS


    The financial statements of the funds (other than Global Growth), are included in the Annual Report to shareholders for the fiscal year ended November 30, 1998. The Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.



28                                             American Century Investments



EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

  As described in the Prospectuses and in this SAI, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions. The following is a summary of the rating categories referenced in such disclosure.

  To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.


BOND RATINGS

S&P    Moody's    Description
--------------------------------------------------------------------------------
AAA    Aaa   These are the highest ratings assigned by S&P and Moody's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA     Aa    Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
             AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A      A     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa    Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba     Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B      B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal
             repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
             BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC    Caa   Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC     Ca    The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C      C     The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating.
             The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI     -     The rating CI is reserved for income bonds on which no interest is being paid.
--------------------------------------------------------------------------------
D      D     Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------


Statement of Additional Information                                       29


COMMERCIAL PAPER RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's
                         rates those issues determined to possess extremely
                         strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of
                         safety is not as high as for issues designated A-1.
                         Earnings trends and coverage ratios, while sound, will
                         be more subject to variation. Capitalization
                         characteristics, while still appropriated, may be more
                         affected by external conditions. Ample alternate
                         liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3         Satisfactory capacity for timely repayment. Issues that
         (P-3)           carry this rating are somewhat more vulnerable to the
                         adverse changes in circumstances than obligations
                         carrying the higher designations.
--------------------------------------------------------------------------------


NOTE RATINGS

S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying
                         strong protection from established cash flows of funds
                         for their servicing or from established and broad-based
                         access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality, with margins
                         of protection ample, although not so large as in the
                         preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular, is likely to be less well
                         established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                         but having protection and not distinctly or
                         predominantly speculative.
--------------------------------------------------------------------------------


30                                             American Century Investments



MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at one of the addresses or telephone numbers listed below.


If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange Commission (SEC).


* In person            SEC Public Reference Room
                       Washington, D.C.
                       Call 1-800-SEC-0330 for location and hours.


* On the Internet      www.sec.gov

* By mail              SEC Public Reference Section
                       Washington, D.C. 20549-6009
                       (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-6247

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200


INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575


AUTOMATED INFORMATION LINE
1-800-345-8765


WWW.AMERICANCENTURY.COM

FAX
816-340-7962


TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485


BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-15543   9904

PART C         OTHER INFORMATION

ITEW 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               (a) (1) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (2) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (3) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (4) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (5) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (6) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (7) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

                    (8) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

                    (9) Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

                    (10) Articles Supplementary of American Century World Mutual Funds, Inc. dated February 16, 1999 (filed herein as EX-99.a10).

               (b) (1) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

                    (2) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

               (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post-Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, apearing as Exhibit (a)(2) to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998; and Sections 3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30, 31, 33, 39, 45 and 46 of
                    Registrants By-Laws appearing as Exhibit (b)(1) to Post-Effective Amendment No. 6 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit
                    (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

               (d) (1) Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

                    (2) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed herein as EX-99.d2).

               (e) (1) Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

                    (2) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statment of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

                    (3) Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

                    (4) Amendment No. 3 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).

               (f)  Not applicable.

               (g) (1) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

                    (2) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 of American Century Government Income Trust, File No. 2-99222).

               (h) Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

               (i)  Opinion and Consent of Counsel (filed herein as EX-99.i).

               (j) (1) Consent of Deloitte & Touche LLP (filed herein as EX-99.j1).

                    (2) Power of Attorney dated February 19, 1999 (filed herewith as EX-99.j2).

               (k)  Not applicable.

               (l)  Not applicable.

               (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 of American Century Capital Portfilios, Inc., File No. 33-64872).

                    (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 of American Century Mutual Funds, Inc., File No. 2-14213).

                    (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 of American Century Mutual Funds, Inc., File No. 2-14213).

                    (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 of American Century Capital Portfolios, Inc., File No. 33-64872).

                    (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

                    (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 of American Century Mutual Funds, Inc., File No. 2-14213).

                    (7) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on of American Century Capital Portfolios, Inc., File No. 33-64872).

               (n) (1) Financial Data Schedule - International Growth Fund is filed herewith.

                    (2) Financial Data Schedule - International Discovery Fund is filed herewith.

                    (3) Financial Data Schedule - Emerging Markets Fund is filed herewith.

                    (4) Financial Data Schedule - Global Growth Fund is filed herewith.

               (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 of American Century Capital Portfolios, Inc, File No. 33-64872).

                    (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 of American Century Mutual Funds, Inc., File No. 2-14213).

                    (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 of American Century Mutual Funds, Inc., File No. 2-14213).

                    (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 of American Century Capital Portfolios, Inc., File No. 33-64872).

                    (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

                    (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 of American Century Capital Portfolios, Inc. on December 29, 1998, File No. 33-64872).

ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27   Principal Underwriter.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

          The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant
-----------------------------------------------------------------------------------------------------------
Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President,              none
                                      General Counsel, Chief
                                      Compliance Officer,
                                      Secretary and Clerk
Michael S. Petrucelli                 Senior Vice President               none

Joseph F. Tower, III                  Director, Senior Vice President,    none
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               none

Gary S. MacDonald                     Senior Vice President               none

Judith K. Benson                      Senior Vice President               none

William J. Nutt                       Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c) Not applicable.

ITEM 28   Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29   Management Services.

          Not applicable.

ITEM 30   Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 15 to it's Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 31st day of March, 1999.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     March 31, 1999
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and      March 31, 1999
Maryanne Roepke             Principal Financial Officer

*James E. Stowers, Jr.      Chairman of the Board and          March 31, 1999
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 31, 1999
James E. Stowers III

*Thomas A. Brown            Director                           March 31, 1999
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           March 31, 1999
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           March 31, 1999
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           March 31, 1999
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           March 31, 1999
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           March 31, 1999
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           March 31, 1999
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact